Document and Entity Information	0 Months Ended
Mar. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 05, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Feb. 28, 2013
New Path Tactical Allocation Fund | New Path Tactical Allocation Fund | Investor Class
Risk/Return:
Trading Symbol	GTAAX
New Path Tactical Allocation Fund | New Path Tactical Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	GTAIX